Deferred tax - Narrative (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributes and deductible temporary differences	€ 1,984,900,000	€ 1,722,200,000	€ 1,882,500,000
Amount of unused tax losses carried forward	862,000,000	798,700,000
Deferred tax assets	1,474,000	1,126,000
Expiry between 2028 and 2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of unused tax losses carried forward	1,100,000
Subsidiary companies operating on a cost plus basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,500,000	1,100,000
Galapagos Nv (Belgium)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of unused tax losses carried forward	822,400,000	757,900,000
Investment Deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributes and deductible temporary differences	1,000,000	1,000,000	1,000,000
Innovation Income, dividend received deduction and investment deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributes and deductible temporary differences	566,400,000	410,000,000	365,900,000
Due to innovation income deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributes and deductible temporary differences	534,400,000	390,300,000	346,200,000
Unrecognized Deferred Tax Assets Excluding Innovation Income Reduction		326,800,000
All losses including innovation income deduction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized Deferred Tax Assets	490,100,000	424,400,000
Dividend received deduction carried forward to be offset against future income Screen reader support enabled.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributes and deductible temporary differences	31,000,000	18,700,000	18,700,000
Consolidated Tax Losses Carried Forward And Deductible Temporary DIfferences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributes and deductible temporary differences	€ 1,418,500,000	€ 1,312,200,000	€ 1,516,600,000